Plant, Equipment, and Mine Development, Net - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Plant, equipment and mine development, gross	$ 85,256	$ 48,732
Mineral properties	40	0
Process equipment
Property, Plant and Equipment [Line Items]
Additions to property, plant and equipment	1,200
Plant, equipment and mine development, gross	16,065	14,770
Vehicles
Property, Plant and Equipment [Line Items]
Additions to property, plant and equipment	1,200
Plant, equipment and mine development, gross	991	136
Construction in progress and other
Property, Plant and Equipment [Line Items]
Additions to property, plant and equipment	30,900
Plant, equipment and mine development, gross	33,185	936
Leach pads not in use
Property, Plant and Equipment [Line Items]
Plant, equipment and mine development, gross	$ 11,200	$ 11,200